Commitments and contingencies - Contractual Obligations (Detail) € in Millions	Dec. 31, 2021 EUR (€)
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations	€ 13,496.0
1 year	7,588.0
2 year	1,664.0
3 year	464.5
4 year	277.6
5 year	1,127.3
>5 years	2,374.6
Long-Term Debt Obligations, including interest
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations	4,806.9
1 year	570.3
2 year	814.2
3 year	37.5
4 year	37.6
5 year	1,037.7
>5 years	2,309.6
Lease Obligations
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations	161.7
1 year	43.7
2 year	35.7
3 year	21.3
4 year	16.6
5 year	15.4
>5 years	29.0
Purchase Obligations
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations	8,527.4
1 year	6,974.0
2 year	814.1
3 year	405.7
4 year	223.4
5 year	74.2
>5 years	€ 36.0